Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Contractual Future Cash Flows of Financial Liabilities, Including Interest and Charges to be Accrued (Detail) - ARS ($)
$ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Liquidity Risk [line items]
Deposits	$ 13,783,163,083	$ 11,130,360,464
From the non-financial public sector	643,976,412	852,441,492
From the financial sector	18,619,134	15,815,880
From the non financial private sector and foreign residents	13,120,567,537	10,262,103,092
Liabilities at fair value through profit or loss	14,716,259	9,449,740
Derivative financial instruments	498,729	1,738,552
Repo transactions		25,135,144
Other financial entities		25,135,144
Other financial liabilities	1,820,737,603	1,370,090,145
Financing received from the BCRA and other financial institutions	156,618,167	57,547,703
Issued corporate bonds	982,690,320	20,421,847
Subordinated corporate bonds	619,337,339	613,237,504
TOTAL	17,377,761,500	13,227,981,099
Not later than one month [member]
Disclosure Of Liquidity Risk [line items]
Deposits	12,185,707,098	10,424,254,641
From the non-financial public sector	522,977,661	769,092,715
From the financial sector	18,619,134	15,815,880
From the non financial private sector and foreign residents	11,644,110,303	9,639,346,046
Liabilities at fair value through profit or loss	14,716,259	9,449,740
Derivative financial instruments	40,722	379,012
Repo transactions		25,135,144
Other financial entities		25,135,144
Other financial liabilities	1,737,899,973	1,309,205,520
Financing received from the BCRA and other financial institutions	41,842,976	24,421,976
TOTAL	13,980,207,028	11,792,846,033
Not later than three months [member]
Disclosure Of Liquidity Risk [line items]
Deposits	1,155,952,108	487,882,972
From the non-financial public sector	71,782,898	26,866,230
From the non financial private sector and foreign residents	1,084,169,210	461,016,742
Derivative financial instruments	15,642	593,459
Other financial liabilities	5,949,922	3,874,010
Financing received from the BCRA and other financial institutions	58,823,086	21,810,120
Issued corporate bonds		125,640
TOTAL	1,220,740,758	514,286,201
Later than three months and not later than six months [member]
Disclosure Of Liquidity Risk [line items]
Deposits	262,833,022	132,413,411
From the non-financial public sector	49,212,293	362,108
From the non financial private sector and foreign residents	213,620,729	132,051,303
Derivative financial instruments	442,365	548,636
Other financial liabilities	6,284,513	4,058,729
Financing received from the BCRA and other financial institutions	54,878,157	10,720,010
Issued corporate bonds	30,709,072	137,234
Subordinated corporate bonds	19,289,864	17,979,877
TOTAL	374,436,993	165,857,897
Later than six months and not later than one year [member]
Disclosure Of Liquidity Risk [line items]
Deposits	175,416,188	85,582,847
From the non-financial public sector	3,560	56,120,439
From the non financial private sector and foreign residents	175,412,628	29,462,408
Derivative financial instruments		217,445
Other financial liabilities	12,689,884	6,329,922
Financing received from the BCRA and other financial institutions	827,472	125,020
Issued corporate bonds	30,709,072	20,158,973
Subordinated corporate bonds	600,047,475	17,979,877
TOTAL	819,690,091	130,394,084
Over 12 months and up to 24 months [member]
Disclosure Of Liquidity Risk [line items]
Deposits	2,976,062	195,096
From the non financial private sector and foreign residents	2,976,062	195,096
Other financial liabilities	22,456,545	12,950,622
Financing received from the BCRA and other financial institutions	246,476	241,189
Issued corporate bonds	61,418,145
Subordinated corporate bonds		577,277,750
TOTAL	87,097,228	590,664,657
Later than two years [member]
Disclosure Of Liquidity Risk [line items]
Deposits	278,605	31,497
From the non financial private sector and foreign residents	278,605	31,497
Other financial liabilities	35,456,766	33,671,342
Financing received from the BCRA and other financial institutions		229,388
Issued corporate bonds	859,854,031
TOTAL	$ 895,589,402	$ 33,932,227